Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

15. LEASES

The Company entered into operating lease agreements for office spaces and employee dormitories. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of June 30, 2025, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of RMB3,744 (US$523) and the corresponding operating lease right-of-use assets of RMB3,792 (US$529).

Rent expense for the six months ended June 30, 2024 and 2025 was RMB1,385 and RMB1,186 (US$166) respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating Leases
Remaining of 2025	1,233
2026	2,261
2027	410
2028	—
Total lease payment	3,904
Less imputed interest	(160)
Present value of operating lease liabilities	3,744
Less: current obligation	(2,129)
Long-term obligation as of June 30, 2025 (RMB)	1,615
Long-term obligation as of June 30, 2025 (US$)	226

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	1,451	1,233	172
Weighted average remaining lease term of operating leases (years)	2.55	1.70	1.70
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%